Nuveen Symphony International Equity Fund
Nuveen Symphony International Equity Fund
Investment Objective
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 26 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 28 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-55 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Symphony International Equity Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Symphony International Equity Fund		Class A	Class C	Class R3	Class I
Management Fees		0.77%	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	8.33%	7.87%	6.86%	5.54%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		9.36%	9.65%	8.14%	6.32%
Fee Waivers and/or Expense Reimbursements	[2]	(8.00%)	(7.54%)	(6.53%)	(5.21%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.36%	2.11%	1.61%	1.11%
[1]	Other Expenses have been restated to reflect current contractual fees.
[2]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.13% (1.38% after January 31, 2014) of the average daily net assets of any class of Fund shares. The expense limitation expiring January 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Symphony International Equity Fund (USD $)	A	C	R3	I
1 Year	706	214	164	113
3 Years	1,031	713	561	406
5 Years	1,379	1,238	983	721
10 Years	2,356	2,677	2,159	1,613

No Redemption
Expense Example, No Redemption Nuveen Symphony International Equity Fund (USD $)	A	C	R3	I
1 Year	706	214	164	113
3 Years	1,031	713	561	406
5 Years	1,379	1,238	983	721
10 Years	2,356	2,677	2,159	1,613

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities, and at least 80% of its net assets in non-U.S. equity securities. The Fund primarily invests in developed countries, but it may invest up to 15% of its net assets in equity securities of companies located in emerging market countries.

The goal of the portfolio construction process is to build a well-diversified portfolio that reflects the Fund's benchmark, the MSCI EAFE Index, in terms of its risk characteristics and that simultaneously seeks to generate a return in excess of that benchmark. The sub-adviser's investment process begins by identifying candidates with excess return potential from two complementary, separate sources: quantitative analysis and fundamental analysis. Investment ideas from these sources then undergo rigorous fundamental analysis. Through this bottom up stock selection process, the team seeks to identify companies likely to outperform their industry peers in the MSCI EAFE Index. Quantitative tools are used to optimize pre-determined risk factors and upside potential within set parameters, with ultimate allocation decisions made by the portfolio management team. Individual positions and risk parameters are continually monitored. A security will typically be sold when its risk/return profile becomes unattractive compared with other securities in the investment universe.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return

During the four-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 19.94% and -20.37%, respectively, for the quarters ended June 30, 2009 and September 30, 2011.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on October 5, 2010. The returns for Class R3 shares shown below reflect Class I performance prior to October 5, 2010 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Nuveen Symphony International Equity Fund	1 Year	Since Inception	Inception Date
Class A	9.33%	(5.06%)	May 30, 2008
Class A (return after taxes on distributions)	9.27%	(5.23%)	May 30, 2008
Class A (return after taxes on distributions and sale of Fund shares)	6.14%	(4.25%)	May 30, 2008
Class C	15.08%	(4.54%)	May 30, 2008
Class R3	15.70%	(4.05%)	May 30, 2008
Class I	16.32%	(3.57%)	May 30, 2008
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	17.32%	(3.37%)	May 30, 2008
Lipper International Multi-Cap Growth Classification Average (reflects no deduction for taxes or certain expenses)	18.03%	(2.67%)	May 30, 2008